Goodwill and Intangible Assets - Summary of Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019		Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 2,272
Amortization	554	[1]	$ 503	$ 485
Ending balance	2,424	[1]	2,272
Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	213
Ending balance	209		213
Core deposit [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	121
Ending balance	73		121
Software amortizing [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,157
Ending balance	1,475		1,157
software under development [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	496
Ending balance	402		496
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	285
Ending balance	265		285
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,837		6,242
Additions (disposals)	657		563
Foreign exchange and other	93		32
Ending balance	7,587		6,837	6,242
Gross carrying amount [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	688		654
Additions (disposals)			35
Foreign exchange and other	72		(1)
Ending balance	760		688	654
Gross carrying amount [member] | Core deposit [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	951		931
Foreign exchange and other			20
Ending balance	951		951	931
Gross carrying amount [member] | Branch distribution networks [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	191		187
Foreign exchange and other			4
Ending balance	191		191	187
Gross carrying amount [member] | Software amortizing [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,127		3,696
Additions (disposals)	718		422
Foreign exchange and other	(9)		9
Ending balance	4,836		4,127	3,696
Gross carrying amount [member] | software under development [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	496		398
Additions (disposals)	(91)		94
Foreign exchange and other	(3)		4
Ending balance	402		496	398
Gross carrying amount [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	384		376
Additions (disposals)	30		12
Foreign exchange and other	33		(4)
Ending balance	447		384	376
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,565		4,083
Amortization	554		503
Additions (disposals)	(11)		(20)
Foreign exchange and other	55		(1)
Ending balance	5,163		4,565	4,083
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	475		431
Amortization	60		46
Foreign exchange and other	16		(2)
Ending balance	551		475	431
Accumulated depreciation and amortisation [member] | Core deposit [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	830		762
Amortization	48		51
Foreign exchange and other			17
Ending balance	878		830	762
Accumulated depreciation and amortisation [member] | Branch distribution networks [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	191		187
Foreign exchange and other			4
Ending balance	191		191	187
Accumulated depreciation and amortisation [member] | Software amortizing [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,970		2,618
Amortization	395		387
Additions (disposals)	(11)		(20)
Foreign exchange and other	7		(15)
Ending balance	3,361		2,970	2,618
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	99		85
Amortization	51		19
Foreign exchange and other	32		(5)
Ending balance	$ 182		$ 99	$ 85

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).